Defiance Daily Target 2X Long DRAM ETF

Schedule of Investments

June 30, 2026 (Unaudited)

TOTAL INVESTMENTS – 0.0%
TOTAL INVESTMENTS – 0.0% (Cost $-)	$—
Other Assets in Excess of Liabilities – 100.0%	4,383,181
TOTAL NET ASSETS - 100.0%	$4,383,181

Percentages are stated as a percent of net assets.

  Defiance Daily Target 2X Long DRAM ETF

   Schedule of Total Return Swaps Contracts

  June 30, 2026 (Unaudited)

TOTAL RETURN SWAPS - (1.4)%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Roundhill Memory ETF	Marex Capital Markets, Inc.	Receive	OBFR + 5.00%	Termination(a)	06/23/2033	$2,215,500	$(28,458)
Roundhill Memory ETF	Nomura Securities International, Inc.	Receive	OBFR + 16.50%	Termination(b)	03/31/2033	2,215,500	(29,464)
Roundhill Memory ETF	Clear Street LLC	Receive	OBFR + 3.00%	Termination(c)	08/15/2028	4,334,183	(4,012)
							(61,934)

Net Unrealized Appreciation (Depreciation)							$(61,934)

OBFR- Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(b)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.